Employee Benefit Plans (Summary Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Share-based Compensation [Abstract]
2016	$ 1,047
2017	1,144
2018	1,245
2019	1,100
2020	1,133
2021 through 2025	$ 5,782